Portfolio of Investments
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.972%	8,000,000	7,761,424
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class D
3-month USD LIBOR + 4.320% Floor 4.320% 07/24/2031	4.593%	4,200,000	4,226,233
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	5,894,236	5,929,149
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	2.615%	5,000,000	4,842,635
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.975%	6,750,000	6,346,728
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.695%	12,500,000	12,043,887
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class B
10/15/2025	4.100%	8,500,000	8,320,089
Subordinated Series 2018-P1 Class B
07/15/2025	4.070%	12,310,000	12,212,527
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	5,500,000	5,395,190
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	887,441	890,091
LendingClub Receivables Trust(a)
Series 2019-11 Class A
12/15/2045	3.750%	4,959,318	4,932,710
Series 2019-2 Class A
08/15/2025	4.000%	4,000,474	3,976,607
Series 2019-3 Class A
10/15/2025	3.750%	6,437,776	6,400,162
Series 2019-5 Class A
12/15/2045	3.750%	8,159,655	8,112,637
Series 2019-7 Class A
01/15/2027	3.750%	5,932,806	5,917,182
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-8 Class A
12/15/2045	3.750%	5,557,410	5,530,273
Series 2020-1 Class A
01/16/2046	3.500%	7,612,404	7,571,730
Series 2020-2 Class A
02/15/2046	3.600%	4,022,306	4,009,629
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	100,000	4,305,000
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	2.221%	7,000,000	6,778,212
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	4.358%	6,000,000	6,006,228
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	8,250,000	8,214,110
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	542,015	540,660
OHA Credit Funding 4 Ltd.(a),(b)
Series 2019-4A Class A2
3-month USD LIBOR + 1.650% Floor 1.650% 10/22/2032	1.908%	9,000,000	9,016,425
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.508%	2,812,925	2,470,488
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.928%	4,345,647	3,597,187
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.018%	7,000,000	6,857,767
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	6,620,508	6,576,618
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	4,000,000	3,940,673
Columbia Quality Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	1,539,420	1,538,748
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	3,014,050	3,013,001
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,804,000	8,564,844
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.825%	26,500,000	26,074,940
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	6.125%	7,000,000	6,054,153
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	1.975%	7,800,000	7,757,513
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.675%	6,500,000	6,359,490
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	2.022%	10,000,000	9,569,820
Total Asset-Backed Securities — Non-Agency (Cost $247,452,154)			241,654,760

Commercial Mortgage-Backed Securities - Agency 4.3%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	15,000,000	16,370,932
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,944,282	19,773,942
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	12,318,751	13,336,611
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	6,482,410	6,830,878
Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.877%	24,349,560	1,834,939
Series 2019-109 Class IO
04/16/2060	0.835%	49,294,757	3,759,992
Series 2019-118 Class IO
06/16/2061	0.846%	60,481,756	4,054,213
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-131 Class IO
07/16/2061	0.932%	46,520,316	3,391,215
Series 2019-134 Class IO
08/16/2061	0.886%	35,518,688	2,560,059
Series 2019-139 Class IO
11/16/2061	0.742%	36,536,790	2,318,599
Series 2020-19 Class IO
12/16/2061	0.960%	33,670,853	2,898,670
Series 2020-3 Class IO
02/16/2062	0.881%	33,571,151	2,650,144
Total Commercial Mortgage-Backed Securities - Agency (Cost $78,068,964)			79,780,194

Commercial Mortgage-Backed Securities - Non-Agency 11.0%

Aventura Mall Trust(a),(f)
Series 2018-AVM Class A
07/05/2040	4.249%	6,520,000	6,939,674
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.412%	4,490,000	3,828,415
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.962%	6,500,000	5,507,416
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.932%	3,830,000	3,561,481
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	2.132%	7,000,000	6,370,069
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	5,000,000	4,533,759
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.562%	4,200,000	4,203,941
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.662%	3,000,000	2,857,527

2	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.412%	17,000,000	16,171,406
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.162%	3,675,000	3,436,169
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	11,560,000	8,514,616
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	6,253,187
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	2,231,737
Hilton U.S.A. Trust(a),(f)
Series 2016-HHV Class D
11/05/2038	4.333%	8,395,000	8,119,720
Series 2016-HHV Class F
11/05/2038	4.333%	15,500,000	13,816,657
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	4,979,399
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,343,479
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.161%	5,320,000	5,261,142
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	4,590,201
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	4,098,540
Series 2018-SF3 Class B
10/17/2035	4.079%	21,000,000	21,552,023
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,470,000	5,630,181
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	11,186,434
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,737,853
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	13,650,000	14,054,572
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	5,120,678
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.262%	6,800,000	6,184,854
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.262%	6,700,000	6,158,727
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $208,185,324)			201,243,857

Residential Mortgage-Backed Securities - Agency 70.6%

Federal Home Loan Mortgage Corp.
04/01/2022	6.500%	6,623	6,700
10/01/2024- 04/01/2040	5.000%	6,252,343	7,191,724
06/01/2030	5.500%	3,019,981	3,351,468
04/01/2041- 11/01/2045	4.000%	23,584,633	25,892,121
08/01/2041	4.500%	4,397,046	4,919,972
03/01/2042- 11/01/2046	3.500%	68,549,806	74,980,607
11/01/2043- 01/01/2050	3.000%	66,231,307	70,163,884
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.788%	8,282,245	1,348,993
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.788%	9,399,155	1,742,120
CMO Series 3913 Class SW
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 09/15/2040	6.438%	935,382	69,458
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.038%	8,012,060	407,741
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.988%	2,775,113	185,198

Columbia Quality Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.938%	1,260,397	57,628
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.738%	3,884,098	741,192
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.788%	8,646,349	1,797,577
CMO Series 4935 Class JS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/25/2049	5.875%	14,348,978	2,760,610
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.675%	10,709,725	2,199,296
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.905%	17,845,372	3,964,701
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.875%	20,900,601	5,228,879
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.808%	9,843,226	1,872,475
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.838%	3,981,666	692,450
Federal Home Loan Mortgage Corp.(g)
CMO Series 304 Class C69
12/15/2042	4.000%	3,258,763	455,938
CMO Series 3800 Class HI
01/15/2040	4.500%	1,049,500	37,203
CMO Series 4120 Class AI
11/15/2039	3.500%	3,594,215	130,286
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4121 Class IA
01/15/2041	3.500%	4,336,832	201,409
CMO Series 4122 Class JI
12/15/2040	4.000%	2,903,440	203,541
CMO Series 4139 Class CI
05/15/2042	3.500%	3,489,635	400,529
CMO Series 4147 Class CI
01/15/2041	3.500%	5,405,853	318,570
CMO Series 4148 Class BI
02/15/2041	4.000%	3,034,177	167,464
CMO Series 4177 Class IY
03/15/2043	4.000%	7,400,631	1,177,294
CMO Series 4182 Class DI
05/15/2039	3.500%	4,919,380	134,987
CMO Series 4213 Class DI
06/15/2038	3.500%	3,583,584	87,418
CMO Series 4215 Class IL
07/15/2041	3.500%	4,820,263	189,585
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4068 Class GI
09/15/2036	3.478%	6,066,982	402,260
CMO Series 4107 Class KS
06/15/2038	3.276%	5,106,769	314,921
CMO Series 4620 Class AS
11/15/2042	3.103%	8,195,726	494,233
Federal Home Loan Mortgage Corp. REMIC(b),(g)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	5.975%	18,083,947	4,420,668
Federal National Mortgage Association
09/01/2022- 09/01/2036	6.500%	2,582,252	3,013,115
11/01/2022- 07/01/2023	6.000%	96,864	101,917
04/01/2029- 09/01/2041	5.000%	28,839,821	33,087,886
04/01/2033- 04/01/2041	5.500%	1,867,347	2,202,681
11/01/2034- 09/01/2049	3.500%	140,147,030	151,460,956
03/01/2036- 08/01/2041	4.500%	18,777,891	20,861,226
02/01/2041- 01/01/2042	4.000%	21,145,523	23,393,694
11/01/2046- 01/01/2047	3.000%	81,502,094	88,865,556
CMO Series 2017-72 Class B
09/25/2047	3.000%	11,066,487	11,875,895

4	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(g)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	5.905%	8,495,797	1,296,409
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	5.925%	8,114,342	1,876,105
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	6.475%	2,083,041	118,310
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	5.925%	4,378,292	445,494
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.975%	13,657,002	2,435,322
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	5.775%	26,450,923	5,954,722
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.675%	16,447,032	3,625,853
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.825%	23,746,691	5,529,429
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.825%	20,535,100	4,294,953
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.975%	17,203,668	3,796,745
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	73,946,905	7,115,060
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	5.975%	12,250,807	2,999,728
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.875%	39,997,075	8,355,717
CMO Series 2019-57 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.875%	24,086,908	4,348,602
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	5.775%	27,581,993	5,054,990
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.905%	21,976,120	5,752,210
Federal National Mortgage Association(f),(g)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	5,297,347	5
Federal National Mortgage Association(g)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	10,495,605	383,397
CMO Series 2012-121 Class GI
08/25/2039	3.500%	2,416,876	74,583
CMO Series 2012-129 Class IC
01/25/2041	3.500%	6,504,485	389,141
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,209,066	114,097
CMO Series 2012-134 Class AI
07/25/2040	3.500%	9,829,200	501,796
CMO Series 2012-144 Class HI
07/25/2042	3.500%	3,182,303	371,484
CMO Series 2013-1 Class AI
02/25/2043	3.500%	3,523,841	460,054
CMO Series 2013-1 Class BI
02/25/2040	3.500%	1,810,459	105,020

Columbia Quality Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-16
01/25/2040	3.500%	7,148,960	366,656
CMO Series 2013-41 Class IY
05/25/2040	3.500%	7,387,893	335,129
CMO Series 2013-6 Class MI
02/25/2040	3.500%	5,776,535	284,620
CMO Series 2020-55 Class MI
08/25/2050	2.500%	27,042,370	3,353,376
CMO Series 417 Class C4
02/25/2043	3.500%	11,818,372	1,727,090
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	172,178	193,549
01/15/2039- 08/20/2040	5.000%	8,562,531	9,741,496
Government National Mortgage Association(h)
04/20/2048	4.500%	27,882,233	30,244,647
Government National Mortgage Association(g)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	5,721,340	943,452
CMO Series 2012-129 Class AI
08/20/2037	3.000%	4,394,575	174,676
CMO Series 2014-131 Class EI
09/16/2039	4.000%	10,567,708	862,514
CMO Series 2015-175 Class AI
10/16/2038	3.500%	21,438,989	2,137,902
CMO Series 2019-129 Class AI
10/20/2049	3.500%	25,940,802	3,185,160
CMO Series 2019-158 Class PI
12/20/2049	3.500%	50,108,895	5,836,524
Government National Mortgage Association(b),(g)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.038%	14,574,021	3,963,917
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.042%	14,012,026	3,309,121
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.042%	19,176,763	4,023,114
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.042%	15,837,347	2,314,120
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.992%	7,920,868	1,615,940
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.992%	17,826,401	3,366,833
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.042%	14,513,653	3,230,838
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.042%	10,349,071	2,123,217
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.042%	10,128,528	2,078,311
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.042%	15,077,726	3,255,843
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.042%	14,559,013	3,476,240
CMO Series 2019-119 Class GS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	5.942%	24,308,135	2,557,680
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.892%	17,326,447	2,909,835

6	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.892%	15,197,647	3,025,219
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.942%	26,360,330	4,868,257
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.888%	23,636,570	6,310,026
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.942%	33,955,550	7,761,590
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.042%	26,893,456	5,869,338
Government National Mortgage Association TBA(i)
09/21/2050	3.000%	47,000,000	49,489,531
Uniform Mortgage-Backed Security TBA(i)
09/17/2035- 10/14/2050	3.000%	93,000,000	97,757,626
09/14/2050	2.000%	127,000,000	130,968,750
09/14/2050	2.500%	70,000,000	73,669,531
09/14/2050	3.500%	38,500,000	40,612,988
09/14/2050	4.000%	120,000,000	127,898,437
09/14/2050	4.500%	30,000,000	32,401,172
Total Residential Mortgage-Backed Securities - Agency (Cost $1,265,184,778)			1,297,217,517

Residential Mortgage-Backed Securities - Non-Agency 26.5%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	3,044,283	3,097,596
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	9,583,000	9,429,638
CMO Series 2018-2 Class M1
07/27/2048	4.343%	5,495,000	5,754,327
Angel Oak Mortgage Trust LLC(a),(f)
CMO Series 2017-1 Class M1
01/25/2047	4.629%	4,545,000	4,577,162
CMO Series 2017-3 Class M1
11/25/2047	3.900%	4,500,000	4,383,932
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	2,846,717	2,953,870
CMO Series 2018-1 Class A3
04/25/2048	4.218%	5,798,868	5,941,596
ASG Resecuritization Trust(a),(f)
CMO Series 2013-2 Class 2A70
11/28/2035	3.090%	163,102	162,757
Bayview Koitere Fund Trust(a),(f)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	6,364,739	6,387,434
Bayview Opportunity Master Fund IVa Trust(a),(c),(d),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	14,726,023	14,870,028
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,474,211
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	1.525%	1,535,891	1,527,299
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.775%	8,250,000	7,986,456
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	2.025%	8,731,543	8,651,606
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.925%	10,000,000	9,860,330
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.775%	19,000,000	17,990,764
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.925%	13,000,000	12,417,657
CIM Trust(a),(f)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	3,446,944	3,543,257
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2009-11 Class 1A2
02/25/2037	3.683%	710,197	656,434
CMO Series 2014-A Class B2
01/25/2035	5.507%	1,499,578	1,578,422
CMO Series 2014-C Class A
02/25/2054	3.250%	269,603	270,014

Columbia Quality Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	4,792,530	5,031,070
COLT Mortgage Loan Trust(a),(f)
CMO Series 2018-2 Class M1
07/27/2048	4.189%	5,000,000	5,160,006
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.325%	5,017,999	4,545,403
Credit Suisse Mortgage Capital Certificates(a),(f)
CMO Series 2014-2R Class 17A2
04/27/2037	4.028%	754,577	749,559
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	7,708,970	7,815,809
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2018-4A Class M1
10/25/2058	4.735%	12,000,000	12,108,929
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	5,205,000	5,210,983
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.975%	5,233,613	5,192,101
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.625%	14,700,000	13,649,027
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	2,990,000	3,070,222
CMO Series 2020-1 Class A2
06/25/2065	3.150%	1,878,000	1,927,874
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	11,500,000	11,549,468
GCAT Trust(a),(f)
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	3,267,470	3,323,715
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.075%	6,800,000	6,604,030
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	4,890,462	4,756,186
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	8,000,000	7,866,154
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	13,570,000	13,828,724
Homeward Opportunities Fund I Trust(a),(f)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	6,172,000	6,122,431
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	4,000,000	4,002,852
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	3,011,679	2,833,619
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	5,380,640	5,168,738
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,208,894	2,133,209
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.305%	16,942,973	933,172
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	3,412,664	3,385,364
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	3,089,893	3,122,078
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.125%	5,500,000	5,399,123
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	15,198,182	14,134,310
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	10,090,519	8,892,596
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.920%	5,714,436	5,507,743
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.025%	26,500,000	25,879,579
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.825%	26,500,000	25,324,529

8	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	6,070,532	6,098,391
PRPM LLC(a),(f)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	23,050,837	22,850,341
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.625%	7,400,000	6,569,707
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.925%	5,000,000	4,937,559
RBSSP Resecuritization Trust(a),(f)
CMO Series 2012-1 Class 5A2
12/27/2035	3.787%	1,575,129	1,565,922
RCO Trust(a),(f)
CMO Series 2018-VFS1 Class A3
12/26/2053	4.673%	10,521,302	11,078,251
RCO V Mortgage LLC(a),(f)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	2,810,871	2,810,868
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	2,482,815	2,527,893
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	4,000,000	4,131,322
Stonnington Mortgage Trust(a),(c),(d),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	10,280,243	10,280,243
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	10,450,000	10,491,798
CMO Series 2019-1 Class A1
03/25/2022	4.458%	4,000,000	4,045,199
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	3,450,000	3,482,142
Vendee Mortgage Trust(f),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.101%	852,013	3,289
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1998-3 Class IO
03/15/2029	0.000%	929,524	139
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	4,678,200	4,611,265
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	1,605,169	1,592,752
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	2,179,009	2,179,077
CMO Series 2019-NPL8 Class A1B
11/25/2049	4.090%	7,500,000	7,248,436
Subordinated CMO Series 2019-NPL7 Class A1B
10/25/2049	3.967%	8,000,000	7,731,733
Verus Securitization Trust(a),(f)
CMO Series 2018-INV1 Class A2
03/25/2058	3.849%	1,250,190	1,286,841
CMO Series 2018-INV1 Class A3
03/25/2058	4.052%	1,643,768	1,673,782
CMO Series 2019-3 Class M1
07/25/2059	3.139%	4,495,000	4,505,130
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	3,697,417	3,714,398
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,314,965
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $483,434,221)			486,474,836

Options Purchased Puts 0.1%
Value ($)
(Cost $3,740,000)	2,253,900

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(j),(k)	68,342,810	68,342,810
Total Money Market Funds (Cost $68,341,045)		68,342,810
Total Investments in Securities (Cost: $2,354,406,486)		2,376,967,874
Other Assets & Liabilities, Net		(540,326,962)
Net Assets		1,836,640,912

At August 31, 2020, securities and/or cash totaling $13,078,348 were pledged as collateral.
Columbia Quality Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	379	12/2020	USD	52,775,750	141,500	—
U.S. Treasury 5-Year Note	710	12/2020	USD	89,482,188	66,148	—
Total					207,648	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(20)	12/2020	USD	(3,514,375)	37,713	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,000,000	200,000,000	1.00	12/10/2020	2,340,000	1,003,140
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,000,000	200,000,000	1.00	01/07/2021	1,400,000	1,250,760
Total							3,740,000	2,253,900

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.581	USD	10,000,000	(1,795,310)	5,833	—	(1,799,249)	9,772	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	20,000,000	(3,590,620)	11,667	—	(3,935,606)	356,653	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	5,000,000	(897,655)	2,917	—	(856,757)	—	(37,981)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	10,000,000	(1,795,310)	5,833	—	(1,655,835)	—	(133,642)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.697	USD	16,000,000	(2,492,896)	9,333	—	(3,223,847)	740,284	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.789	USD	5,000,000	(1,142,965)	2,917	—	(293,176)	—	(846,872)
Total								(11,714,756)	38,500	—	(11,764,470)	1,106,709	(1,018,495)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
10	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $925,887,883, which represents 50.41% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $44,130,241, which represents 2.40% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2020.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	100,579,498	157,075,274	(189,314,716)	2,754	68,342,810	(7,400)	28,790	68,342,810
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund | Quarterly Report 2020	11